ETF2 P1 10/21

SUPPLEMENT DATED OCTOBER 1, 2021

TO THE PROSPECTUS DATED AUGUST 1, 2021

OF

FRANKLIN DISRUPTIVE COMMERCE ETF

FRANKLIN GENOMIC ADVANCEMENTS ETF

FRANKLIN INTELLIGENT MACHINES ETF

FRANKLIN EXPONENTIAL DATA ETF

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

FRANKLIN LIBERTY SENIOR LOAN ETF

FRANKLIN LIBERTY U.S. CORE BOND ETF

FRANKLIN LIBERTY U.S. TREASURY BOND ETF

FRANKLIN LIBERTY ULTRA SHORT BOND ETF

FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

(each a series of Franklin Templeton ETF Trust) (collectively, the “Funds”)

Effective October 1, 2021, the Board of Trustees of the Funds approved a unitary management fee structure for each Fund. The Funds’ Prospectus is amended as follows:

I. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Disruptive Commerce ETF–Fees and Expenses of the Fund,” “Fund Summaries–Franklin Genomic Advancements ETF–Fees and Expenses of the Fund,” and “Fund Summaries–Franklin Intelligent Machines ETF–Fees and Expenses of the Fund” sections of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees 0.50%
Distribution and/or service (12b-1) fees None
Other expenses[1] None
Total annual Fund operating expenses[1] 0.50%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

II. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Exponential Data ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees 0.50%
Distribution and/or service (12b-1) fees None
Other expenses[1,2] None
Total annual Fund operating expenses[1] 0.50%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

2. Other expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$160

III. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Liberty U.S. Low Volatility ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees 0.29%
Distribution and/or service (12b-1) fees None
Other expenses[1] None
Total annual Fund operating expenses[1] 0.29%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

IV. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Liberty Investment Grade Corporate ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1] 0.35%
Distribution and/or service (12b-1) fees None
Other expenses[1] None
Total annual Fund operating expenses[1] 0.35%

 1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 36	$77	$161	$409

V. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Liberty High Yield Corporate ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1] 0.40%
Distribution and/or service (12b-1) fees None
Other expenses[1] None
Total annual Fund operating expenses[1] 0.40%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

VI. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Liberty Senior Loan ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1] 0.45%
Distribution and/or service (12b-1) fees None

Other expenses[1] None
Total annual Fund operating expenses[1] 0.45%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

VII. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Liberty U.S. Core Bond ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees 0.15%
Distribution and/or service (12b-1) fees None
Other expenses[1] None
Total annual Fund operating expenses[1] 0.15%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

VIII. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Liberty U.S. Treasury Bond ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1] 0.09%
Distribution and/or service (12b-1) fees None
Other expenses[1] None
Total annual Fund operating expenses[1] 0.09%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

IX. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Liberty Ultra Short Bond ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1] 0.15%
Distribution and/or service (12b-1) fees None
Other expenses[1] None
Total annual Fund operating expenses[1] 0.15%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

X. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Liberty International Aggregate Bond ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1] 0.25%
Distribution and/or service (12b-1) fees None
Other expenses[1] None
Total annual Fund operating expenses[1] 0.25%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

XI. The following replaces the “Annual Fund Operating Expenses” table and “Example” lead-in and table included under the “Fund Summaries–Franklin Liberty Systematic Style Premia ETF–Fees and Expenses of the Fund” section of the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees 0.65%
Distribution and/or service (12b-1) fees None
Other expenses[1] None
Total annual Fund operating expenses[1] 0.65%

 1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

XII. The following is added as the second to last paragraph under the “Fund Details—Management” sections of the Prospectus for each Fund except Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Systematic Style Premia ETF:

Effective October 1, 2021, the Fund will pay Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is equal to the following annual rate of the average daily net assets of the Fund:

Franklin Disruptive Commerce ETF	0.50%
Franklin Genomic Advancements ETF	0.50%
Franklin Intelligent Machines ETF	0.50%
Franklin Exponential Data ETF	0.50%
Franklin Liberty U.S. Low Volatility ETF	0.29%
Franklin Liberty Investment Grade Corporate ETF	0.35%
Franklin Liberty High Yield Corporate ETF	• 0.400% of the value of net assets up to and including $17.5 billion; • 0.380% of the value of net assets over $17.5 billion up to and including $20 billion;

• 0.360% of the value of net assets over $20 billion up to and including $35 billion;

• 0.355% of the value of net assets over $35 billion up to and including $50 billion; and

• 0.350% of the value of net assets in excess of $50 billion.

Franklin Liberty Senior Loan ETF

• 0.450% of the value of net assets up to and including $6.5 billion;

• 0.425% of the value of net assets over $6.5 billion up to and including $11.5 billion;

• 0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;

• 0.390% of the value of net assets over $16.5 billion up to and including $19 billion;

• 0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and

• 0.370% of the value of net assets in excess of $21.5 billion.

Franklin Liberty U.S. Core Bond ETF	0.15%
Franklin Liberty U.S. Treasury Bond ETF	0.09%
Franklin Liberty Ultra Short Bond ETF	0.15%

XIII. The following is added as the second to last paragraph under the “Fund Details—Management” section of the Prospectus for Franklin Liberty International Aggregate Bond ETF:

Effective October 1, 2021, the Fund will pay FTIML a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, FTIML reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is equal to the annual rate of 0.25% of the average daily net assets of the Fund.

XIV. The following is added as the second to last paragraph under the “Fund Details—Management” section of the Prospectus for Franklin Liberty Systematic Style Premia ETF:

Effective October 1, 2021, the Fund will pay Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and all expenses related to the Fund’s investments in the Subsidiary, and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is equal to the annual rate of 0.65% of the average daily net assets of the Fund.

Please keep this supplement with your Prospectus for future reference.

ETF2 SA1 10/21

SUPPLEMENT DATED OCTOBER 1, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2021

OF

FRANKLIN DISRUPTIVE COMMERCE ETF

FRANKLIN GENOMIC ADVANCEMENTS ETF

FRANKLIN INTELLIGENT MACHINES ETF

FRANKLIN EXPONENTIAL DATA ETF

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

FRANKLIN LIBERTY SENIOR LOAN ETF

FRANKLIN LIBERTY U.S. CORE BOND ETF

FRANKLIN LIBERTY U.S. TREASURY BOND ETF

FRANKLIN LIBERTY ULTRA SHORT BOND ETF

FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

(each a series of Franklin Templeton ETF Trust)(collectively, the “Funds”)

Effective October 1, 2021, the Board of Trustees of the Funds approved a unitary management fee structure for each Fund. The Funds’ Statement of Additional Information is amended as follows:

XV. The following is added after the first paragraph under the “Management and Other Services–Management fees” section of the Statement of Additional Information:

Effective October 1, 2021, the Fund will pay the investment manager a unified management fee for managing the Fund’s assets. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, the investment manager reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and, with respect to Franklin Liberty Systematic Style Premia ETF, reimburses all expenses related to the Fund’s investment in the Subsidiary, and pays all of the ordinary operating expenses of a Fund, except for (i) a Fund’s management fee, (ii) payments under a Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fees are equal to the following annual rate of the average daily net assets of the Funds:

Franklin Disruptive Commerce ETF	0.50%
Franklin Genomic Advancements ETF	0.50%
Franklin Intelligent Machines ETF	0.50%
Franklin Exponential Data ETF	0.50%
Franklin Liberty U.S. Low Volatility ETF	0.29%
Franklin Liberty Investment Grade Corporate ETF	0.35%
Franklin Liberty High Yield Corporate ETF	• 0.400% of the value of net assets up to and including $17.5 billion; • 0.380% of the value of net assets over

• $17.5 billion up to and including $20 billion;

• 0.360% of the value of net assets over $20 billion up to and including $35 billion;

• 0.355% of the value of net assets over $35 billion up to and including $50 billion; and

• 0.350% of the value of net assets in excess of $50 billion.

Franklin Liberty Senior Loan ETF

• 0.450% of the value of net assets up to and including $6.5 billion;

• 0.425% of the value of net assets over $6.5 billion up to and including $11.5 billion;

• 0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;

• 0.390% of the value of net assets over $16.5 billion up to and including $19 billion;

• 0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and

• 0.370% of the value of net assets in excess of $21.5 billion.

Franklin Liberty U.S. Core Bond ETF	0.15%
Franklin Liberty U.S. Treasury Bond ETF	0.09%
Franklin Liberty Ultra Short Bond ETF	0.15%
Franklin Liberty International Aggregate Bond ETF	0.25%
Franklin Liberty Systematic Style Premia ETF	0.65%

Please keep this supplement with your Statement of Additional Information for future reference.

SUMMARY PROSPECTUS

FRANKLIN DISRUPTIVE COMMERCE ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
BUYZ	Cboe BZX Exchange, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN DISRUPTIVE COMMERCE ETF
FUND SUMMARIES

BUYZ	Franklin Disruptive Commerce ETF

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.50%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate

2	Prospectus	franklintempleton.com

FRANKLIN DISRUPTIVE COMMERCE ETF
FUND SUMMARIES

higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.81% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of disruptive commerce. The Fund invests predominantly in common stock.

Companies relevant to the Fund’s investment theme of disruptive commerce are those that the investment manager believes are substantially focused on and/or are expected to substantially benefit from electronic commerce (or “e-commerce”), auctions, the sharing economy, electronic payment capabilities ("e-payments"), drop shipping, direct marketing or significant decreases in transport and delivery costs, all of which provide the customer with a more customized, secure and time efficient buying process. These companies may include retailers, payment companies, logistics and delivery companies, software companies that focus on multi-channel capabilities, as well as companies utilizing innovative marketing methods. Developments relevant to the disruptive commerce theme can extend from benefits to the consumer to benefits for businesses and business commerce.

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. Although the Fund may invest across economic sectors, the Fund concentrates its investments in consumer discretionary related industries. The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of disruptive commerce, the investment manager seeks to identify, using its own fundamental, “bottom-up” research and analysis, companies positioned to capitalize on disruptive innovation in or that are enabling the further development of the disruptive commerce theme in the markets in which they operate. The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries. The investment manager also evaluates market segments, products, services and business models positioned to benefit significantly from disruptive innovations in commerce relative to broad

franklintempleton.com	Prospectus	3

FRANKLIN DISRUPTIVE COMMERCE ETF
FUND SUMMARIES

securities markets, and seeks to identify the primary beneficiaries of new trends or developments in commerce to select investments for the Fund.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Thematic Investing   The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. Securities selected pursuant to the Fund’s investment theme may be impacted by factors unrelated to the theme, particularly with respect to companies that may have multiple lines of business, and may underperform. Adverse developments and risks unrelated to the Fund’s investment theme affecting companies in which the Fund invests may negatively impact the Fund’s performance.

The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Concentration   By focusing its investments in consumer discretionary related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of

4	Prospectus	franklintempleton.com

FRANKLIN DISRUPTIVE COMMERCE ETF
FUND SUMMARIES

industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Companies operating within consumer discretionary related industries could be affected by, among other things, overall economic conditions, interest rates and disposable income. These companies typically face intense competition and are subject to fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations. The online nature of these companies and their involvement in processing, storing and transmitting large amounts of data make these companies particularly vulnerable to cyber security risk. This includes threats to operational software and hardware, as well as theft of personal and transaction records and other customer data. In the event of a cyberattack, these companies could suffer serious adverse reputational and operational consequences, including liability and litigation.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

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FRANKLIN DISRUPTIVE COMMERCE ETF
FUND SUMMARIES

Small and Mid-Capitalization Companies   Securities issued by small and mid-capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, small and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus   Because the Fund may invest a significant portion of its assets in companies in a specific country and region, including China, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

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FRANKLIN DISRUPTIVE COMMERCE ETF
FUND SUMMARIES

There are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. China is deemed by the investment manager to be an emerging markets country, which means an investment in this country has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in the country to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China also tend to be lower than such standards in more developed economies. Also, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies.

Trade disputes and the imposition of tariffs on goods and services can affect the Chinese economy, particularly in light of China's large export sector, as well as the global economy. Trade disputes can result in increased costs of production and reduced profitability for non-export-dependent companies that rely on imports to the extent China engages in retaliatory tariffs. Trade disputes may also lead to increased currency exchange rate volatility.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

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FRANKLIN DISRUPTIVE COMMERCE ETF
FUND SUMMARIES

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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FRANKLIN DISRUPTIVE COMMERCE ETF
FUND SUMMARIES

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Matthew J. Moberg, CPA

Vice President of Advisers and lead portfolio manager of the Fund since inception (2020).

Joyce Lin, CFA

Research Analyst of Advisers and portfolio manager of the Fund since inception (2020).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

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FRANKLIN DISRUPTIVE COMMERCE ETF
FUND SUMMARIES

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Disruptive Commerce ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00239371	BUYZ PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN GENOMIC ADVANCEMENTS ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
HELX	Cboe BZX Exchange, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN GENOMIC ADVANCEMENTS ETF
FUND SUMMARIES

HELX	Franklin Genomic Advancements ETF

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.50%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate

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FUND SUMMARIES

higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46.58% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of genomic advancements. The Fund invests predominantly in common stock.

Companies relevant to the Fund’s investment theme of genomic advancements are those that the investment manager believes are substantially focused on and/or are expected to substantially benefit from extending and enhancing the quality of human and other life (e.g., animals) by incorporating technological and scientific developments, improvements and advancements in the field of genomics into their business, such as by offering new products or services that rely on genetic engineering, gene therapy, genome analysis, DNA sequencing, synthesis or instrumentation. These companies may include those that research, develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing, bioinformatics, molecular medicine and diagnostics, pharmaceuticals and agricultural applications of genomics, and related equipment, techniques and processes.

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. Although the Fund may invest across economic sectors, the Fund concentrates its investments in health care related industries. The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of genomic advancements, the investment manager seeks to identify, using its own fundamental, “bottom-up” research and analysis, companies positioned to capitalize on disruptive innovation in or that are enabling the further development of the genomic advancements theme in the markets in which they operate. The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries. The investment manager also evaluates market segments, products, services and business models positioned to benefit significantly from advancements in genomics relative to broad

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FUND SUMMARIES

securities markets, and seeks to identify the primary beneficiaries of new trends or developments in genomics to select investments for the Fund.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Thematic Investing   The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. Securities selected pursuant to the Fund’s investment theme may be impacted by factors unrelated to the theme, particularly with respect to companies that may have multiple lines of business, and may underperform. Adverse developments and risks unrelated to the Fund’s investment theme affecting companies in which the Fund invests may negatively impact the Fund’s performance.

The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Concentration   By focusing its investments in health care related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the

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FUND SUMMARIES

Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Companies operating within health care related industries face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. In addition, the field of genomic science could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. The customers and/or suppliers of these companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on such companies. The activities of companies operating within health care related industries may also be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. These companies may also be affected by government policies, regulatory approval for new drugs and medical products, and similar matters. They are also subject to legislative risk, i.e., the risks associated with the reform of the health care system through legislation.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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FUND SUMMARIES

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Small and Mid-Capitalization Companies   Securities issued by small and mid-capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, small and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

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FRANKLIN GENOMIC ADVANCEMENTS ETF
FUND SUMMARIES

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at

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FRANKLIN GENOMIC ADVANCEMENTS ETF
FUND SUMMARIES

such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Matthew J. Moberg, CPA

Vice President of Advisers and lead portfolio manager of the Fund since inception (2020).

Joyce Lin, CFA

Research Analyst of Advisers and portfolio manager of the Fund since inception (2020).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask

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FRANKLIN GENOMIC ADVANCEMENTS ETF
FUND SUMMARIES

spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Genomic Advancements ET

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00239372	HELX PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN INTELLIGENT MACHINES ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
IQM	Cboe BZX Exchange, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN INTELLIGENT MACHINES ETF
FUND SUMMARIES

IQM	Franklin Intelligent Machines ETF

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.50%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate

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higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75.25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of intelligent machines. The Fund invests predominantly in common stock.

Companies relevant to the Fund’s investment theme of intelligent machines are those that the investment manager believes are substantially focused on and/or are expected to substantially benefit from the ongoing technology-driven transformation of products, software, systems and machinery as well as product design, manufacture, logistics, distribution and maintenance, including through developments in artificial intelligence. These companies may include those that develop, produce, manufacture, design, maintain and deliver products or services with new capabilities previously unavailable in the marketplace.

The Fund's investment theme of intelligent machines is intended to capture companies that the investment manager believes represent the next phase of technological evolution, including companies that provide new systems, logistics solutions, methods, processes, products or services based on physical applications of new technologies and technological innovation. Such companies include those the investment manager believes are well-positioned to benefit from intelligent design (e.g., simulation software and computer-aided design or "CAD" software), intelligent production (e.g., advancements in manufacturing or factory automation capabilities), intelligent products (e.g., robotic-assisted technologies, tools and services) and intelligent predictive maintenance (e.g., industrial software solutions and services).

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. Although the Fund may invest across economic sectors, it expects to have significant positions in particular sectors including technology. The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of intelligent machines, the investment manager seeks to identify, using its own fundamental, “bottom-up” research and analysis, companies

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positioned to capitalize on disruptive innovation in or that are enabling the further development of the intelligent machines theme in the markets in which they operate. The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries. The investment manager also evaluates market segments, products, services and business models positioned to benefit significantly from disruptive innovations in intelligent products, design, manufacturing and/or predictive maintenance relative to broad securities markets, and seeks to identify the primary beneficiaries of new trends or developments in physical applications of these innovations to select investments for the Fund.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Thematic Investing   The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. Securities selected pursuant to the Fund’s investment theme may be impacted by factors unrelated to the theme, particularly with respect to companies that may have multiple lines of business, and may underperform. Adverse developments and risks unrelated to the Fund’s investment theme affecting companies in which the Fund invests may negatively impact the Fund’s performance.

The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or

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revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Companies operating within the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of

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their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies.

Small and Mid-Capitalization Companies   Securities issued by small and mid-capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, small and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that

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foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may

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from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Matthew J. Moberg, CPA

Vice President of Advisers and lead portfolio manager of the Fund since inception (2020).

Joyce Lin, CFA

Research Analyst of Advisers and portfolio manager of the Fund since inception (2020).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in

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exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Intelligent Machines ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00239373	IQM PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN EXPONENTIAL DATA ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
XDAT	Cboe BZX Exchange, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN EXPONENTIAL DATA ETF
FUND SUMMARIES

XDAT	Franklin Exponential Data ETF

Investment Goal

Capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses[1],2	None
Total annual Fund operating expenses[1]	0.50%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

2. Other expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$160

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund’s first fiscal period, from January 12, 2021 (commencement of operations) through March 31, 2021, the Fund's portfolio turnover rate was 23.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund's investment theme of exponential data. The Fund invests predominantly in common stock.

Companies relevant to the Fund’s investment theme of exponential data are those that the investment manager believes are substantially focused on and/or are expected to substantially benefit from the use of large data sets and/or the growth of data, including systems, services, hardware, software and other digital and physical infrastructure related to data creation, amplification, collection, cleaning, recording, analysis, processing, transmission, delivery, storage, encryption and security. These companies may include companies benefitting from or facilitating the application or development of cloud computing technologies and services, data supporting infrastructure and data analytics solutions, including companies providing hardware and software technologies supporting data applications as well as those utilizing data analysis systems to provide or improve goods and services (e.g., software-as-a-service and personalized advertising and health care services). These companies may also include companies the investment manager believes represent new and innovative use cases for data, such as those benefitting from or facilitating artificial intelligence, machine learning, and augmented and virtual reality.

In pursuing the Fund’s investment theme, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States, including those in developing or emerging markets. Although the Fund may invest across economic sectors, the Fund concentrates its investments in information technology related industries. The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

In selecting companies that the investment manager believes are relevant to the Fund’s investment theme of exponential data, the investment manager seeks to

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identify, using its own fundamental, “bottom-up” research and analysis, companies positioned to capitalize on innovations in or that are enabling the further development of the exponential data theme in the markets in which they operate. The investment manager’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment theme and identify and take advantage of trends that have ramifications for individual companies or entire industries. In analyzing investment opportunities for the Fund, the investment manager also evaluates market segments, products, services and business models positioned to benefit significantly from innovations in data products or services or the commercialization of data relative to the broad equities market, and seeks to identify the primary beneficiaries of new trends or developments in exponential data to select investments for the Fund. The Fund’s thematic investment process is designed to construct a portfolio of companies the investment manager believes are substantially focused on and/or are expected to substantially benefit from the exponential data theme based on a determination that exposure to the theme is driving or, in the investment manager’s opinion, will in the future drive an issuer’s growth or competitive positioning, including companies that either currently monetize data or have the potential in the future to monetize data.

The investment manager may seek to sell a security if: (i) the security reaches its valuation target; (ii) the security reaches its position size limit in the Fund’s portfolio; (iii) the security’s fundamentals deteriorate; (iv) there are adverse policy changes that could affect the security’s outlook; or (v) better investment opportunities become available.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Thematic Investing   The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. Performance may also be negatively impacted if the securities selected for the Fund’s portfolios do not benefit from the development of the Fund’s investment theme. Securities selected pursuant to the Fund’s investment theme may be impacted by factors

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unrelated to the theme, particularly with respect to companies that may have multiple lines of business, and may underperform. Adverse developments and risks unrelated to the Fund’s investment theme affecting companies in which the Fund invests may negatively impact the Fund’s performance.

The Fund’s thematic investments will also subject the Fund to growth style investing risks. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Concentration By focusing its investments in information technology related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Companies operating within information technology related industries may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or

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suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Small and Mid-Capitalization Companies   Securities issued by small and mid-capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, small and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i)

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internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities

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FRANKLIN EXPONENTIAL DATA ETF
FUND SUMMARIES

exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisers, Inc. (Advisers)

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FUND SUMMARIES

Portfolio Managers

Matthew J. Moberg, CPA

Vice President of Advisers and lead portfolio manager of the Fund since inception (2021).

Joyce Lin, CFA

Research Analyst of Advisers and portfolio manager of the Fund since inception (2021).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies

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FRANKLIN EXPONENTIAL DATA ETF
FUND SUMMARIES

may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Exponential Data ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00253692	XDAT PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
FLLV	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF
FUND SUMMARIES

FLLV	Franklin Liberty U.S. Low Volatility ETF

Investment Goal

Capital appreciation with an emphasis on lower volatility.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.29%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.29%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate

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FUND SUMMARIES

higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40.54% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments. The Fund invests primarily in equity securities (principally common stocks) of U.S. companies, which are those that:

• are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; or

• derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or

• have 50% or more of their assets in the U.S.

The Fund seeks capital appreciation while providing a lower level of volatility than the broader equity market as measured by the Russell 1000 Index. “Volatility” is a statistical measurement of the frequency and level of up and down fluctuations of a fund’s returns over time. Therefore, in this context, seeking to provide a lower level of volatility than the broader equity market means that the Fund seeks returns that fluctuate less than the returns of the Russell 1000 Index.

The investment manager seeks to accomplish its investment goal through its security selection process. The investment manager applies a fundamentally driven, “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors; the starting universe is derived from the holdings of a number of actively managed Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors, while also incorporating fundamental views of individual stocks. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000 Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.

The Fund may invest a portion of its assets in mid-capitalization companies. The Fund may also invest in American Depository Receipts.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF
FUND SUMMARIES

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Volatility Strategy   There can be no guarantee that the Fund’s volatility strategy will be successful; moreover, achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. Although the Fund is designed to have less volatility than the broader equity market as measured by the Russell 1000 Index, the actual volatility that the Fund experiences could be higher than the volatility of the broader equity market and/or the Russell 1000 Index. The volatility strategy can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. In cases of extreme market conditions during which there is price dislocation for certain securities or in the event of systemic market dislocation, the Fund’s volatility

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FUND SUMMARIES

strategy may cause the Fund to be significantly over- or under-exposed to a specific security, which may cause the Fund to lose significantly more than it would have lost had the volatility strategy not been used.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Companies in the technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of a technology company’s stock. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF
FUND SUMMARIES

company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Quantitative Models The quantitative models that may be used by the investment manager as part of the Fund's portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

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FUND SUMMARIES

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF
FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q2	17.41%
Worst Quarter:	2020, Q1	-18.84%

As of June 30, 2021, the Fund’s year-to-date return was 11.28%.

Average Annual Total Returns

For periods ended December 31, 2020

	1 Year	Since Inception
Franklin Liberty U.S. Low Volatility ETF
Return before taxes	12.45%	15.04%	[1]
Return after taxes on distributions	12.04%	14.36%	[1]
Return after taxes on distributions and sale of Fund shares	7.61%	11.72%	[1]
Russell 1000 Index (index reflects no deduction for fees, expenses or taxes)	20.96%	16.75%	[1]

1.	Since inception September 20, 2016.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisers, Inc. (Advisers)

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FUND SUMMARIES

Portfolio Manager

Todd Brighton, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2016).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF
FUND SUMMARIES

conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Liberty U.S. Low Volatility ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202246	FLLV PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
FLCO	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
SUMMARY PROSPECTUS

FLCO	Franklin Liberty Investment Grade Corporate ETF

Investment Goal

A high level of current income as is consistent with prudent investing, while seeking preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.35%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.35%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 36	$77	$161	$409

Click to view the fund’s prospectus or statement of additional information.
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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53.32% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investment grade corporate debt securities and investments. Investment grade debt securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as Standard & Poor’s (S&P®) (rated BBB- or better) or Moody’s Investors Service (Moody’s) (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Corporate issuers may include corporate or other business entities in which a sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest. The Fund invests primarily in U.S. dollar denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital.

The Fund may also invest a portion of its assets in convertible securities, preferred securities (including preferred stock) and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including short-term U.S. government securities, commercial paper, repurchase agreements and affiliated or unaffiliated money market funds.

The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar denominated securities.

The Fund may enter into certain derivative transactions, principally currency forwards; interest rate futures contracts; and swap agreements, including interest rate, fixed income total return, currency and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more

Click to view the fund’s prospectus or statement of additional information.
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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
SUMMARY PROSPECTUS

efficient or less expensive way and/or hedge risks associated with its other portfolio investments. Derivatives that provide exposure to investment grade corporate debt securities may be used to satisfy the Fund’s 80% policy.

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”).

In choosing investments, the Fund’s investment manager selects securities in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account the investment manager’s desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.

The investment manager may seek to sell a security if: (i) the security has moved beyond the investment manager’s fair value target and there has been no meaningful positive change in the company’s fundamental outlook; (ii) there has been a negative fundamental change in the issuer’s credit outlook that changes the investment manager’s view of the appropriate valuation; or (iii) the investment manager’s views on macroeconomic or sector trends or valuations have changed, making that particular issuer (or that issuer’s industry) less attractive for the Fund’s portfolio. In addition, the investment manager may sell a security that still meets the investment manager’s buy criteria if another security becomes available in the new issue or secondary market that the investment manager believes has better return potential or improves the Fund’s risk profile.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Click to view the fund’s prospectus or statement of additional information.
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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
SUMMARY PROSPECTUS

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
SUMMARY PROSPECTUS

policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to the economic risks affecting that specific geographic region.

Extension   Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Collateralized Debt Obligations (CDOs)   The risks of an investment in a CDO, a type of asset backed security, and which includes CLOs, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO's collateral manager. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
SUMMARY PROSPECTUS

risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Quantitative Models   The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
SUMMARY PROSPECTUS

also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Cash/Cash Equivalents   To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions To the extent that the Fund effects redemptions partly or entirely for cash, rather than for in-kind securities, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
SUMMARY PROSPECTUS

would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q2	10.30%
Worst Quarter:	2020, Q1	-4.67%

As of June 30, 2021, the Fund’s year-to-date return was -1.72%.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
SUMMARY PROSPECTUS

Average Annual Total Returns

For periods ended December 31, 2020

	1 Year	Since Inception
Franklin Liberty Investment Grade Corporate ETF
Return before taxes	9.94%	5.59%	[1]
Return after taxes on distributions	8.18%	4.04%	[1]
Return after taxes on distributions and sale of Fund shares	5.89%	3.59%	[1]
Bloomberg Barclays U.S. Corporate - Investment Grade Index (index reflects no deduction for fees, expenses or taxes)	9.89%	5.78%	[1]

1.	Since inception October 3, 2016.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Sub-Advisor

Franklin Templeton Institutional, LLC (FT Institutional). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

Portfolio Managers

Marc Kremer, CFA

Portfolio Manager of FT Institutional and portfolio manager of the Fund since inception (2016).

Shawn Lyons, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2016).

Thomas Runkel, CFA

Vice President of Advisers and portfolio manager of the Fund since 2019.

Pururav Thoutireddy, Ph.D.

Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF
SUMMARY PROSPECTUS

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (which may include cash in lieu of certain securities) and/or an amount of cash that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Liberty Investment Grade Corporate ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202086	FLCO PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
FLHY	Cboe BZX Exchange, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF
FUND SUMMARIES

FLHY	Franklin Liberty High Yield Corporate ETF

Investment Goals

To earn a high level of current income. Its secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.40%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.40%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF
FUND SUMMARIES

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53.18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities. High yield debt securities are those that are rated below investment grade, also known as “junk bonds.” High yield debt securities are rated at the time of purchase below the top four ratings categories by at least one independent rating agency such as S&P Global Ratings (S&P®) (rated BB+ and lower) and Moody’s Investors Service (Moody’s) (rated Ba1 and lower) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Corporate issuers may include corporate or other business entities in which a sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest.

Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk. These securities include bonds; notes; debentures; convertible securities; bank loans and corporate loans; and senior and subordinated debt securities.

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody’s or S&P® (or deemed comparable by the Fund’s investment manager). The Fund may invest in fixed or floating rate corporate loans and corporate debt securities, including covenant lite loans. The Fund may also invest in defaulted debt securities. The Fund may invest in debt securities of any maturity or duration.

The Fund may invest in debt securities of U.S. and foreign issuers, including those in developing or emerging markets. These securities may be U.S. dollar or non-U.S. dollar denominated.

The Fund may purchase or receive equity securities, including in connection with restructurings.

The Fund may enter into certain derivative transactions, principally currency and cross currency forwards; and swap agreements, including interest rate and credit

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF
FUND SUMMARIES

default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. When used for hedging purposes, a forward contract could be used to protect against possible decline in a currency’s value when a security held or to be purchased by the Fund is denominated in that currency. Derivatives that provide exposure to high yield corporate debt securities may be used to satisfy the Fund’s 80% policy.

The Fund’s investment manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate issuers. As a “bottom-up” investor, the investment manager focuses primarily on individual securities. The investment manager also considers sectors when choosing investments. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.

In selecting securities for the Fund’s investment portfolio, the investment manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis to evaluate the creditworthiness of the issuer. The investment manager considers a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

The investment manager may seek to sell a security if: (i) the security has moved beyond the investment manager’s fair value target and there has been no meaningful positive change in the company’s fundamental outlook; (ii) there has been a negative fundamental change in the issuer’s credit outlook that changes the investment manager’s view of the appropriate valuation; or (iii) the investment manager’s views on macroeconomic or sector trends or valuations have changed, making that particular issuer (or that issuer’s industry) less attractive for the Fund’s portfolio. In addition, the investment manager may sell a security that still meets the investment manager’s buy criteria if another security becomes available in the new issue or secondary market that the investment manager believes has better return potential or improves the Fund’s risk profile.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF
FUND SUMMARIES

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goals. Unlike many ETFs, the Fund is not an index-based ETF.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Liquidity   From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF
FUND SUMMARIES

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF
FUND SUMMARIES

costs and can create economic leverage in the Fund's portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Floating Rate Corporate Investments   Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF
FUND SUMMARIES

The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Quantitative Models   The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

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FUND SUMMARIES

Cash Transactions To the extent that the Fund effects redemptions partly or entirely for cash, rather than for in-kind securities, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF
FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q2	9.93%
Worst Quarter:	2020, Q1	-11.86%

As of June 30, 2021, the Fund’s year-to-date return was 3.13%.

Average Annual Total Returns

For periods ended December 31, 2020

	1 Year	Since Inception
Franklin Liberty High Yield Corporate ETF
Return before taxes	7.42%	8.59%	[1]
Return after taxes on distributions	4.88%	5.95%	[1]
Return after taxes on distributions and sale of Fund shares	4.26%	5.40%	[1]
ICE BofA U.S. High Yield Constrained Index (index reflects no deduction for fees, expenses or taxes)	6.07%	6.58%	[1]

1.	Since inception May 30, 2018.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisers, Inc. (Advisers)

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FUND SUMMARIES

Portfolio Managers

Glenn I. Voyles, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since inception (2018).

Patricia O’Connor, CFA

Vice President of Advisers and portfolio manager of the Fund since inception (2018).

Jonathan G. Belk, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since 2020.

Thomas Runkel, CFA

Vice President of Advisers and portfolio manager of the Fund since 2020.

Pururav Thoutireddy, Ph.D.

Portfolio Manager of Advisers and portfolio manager of the Fund since 2020.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (which may include cash in lieu of certain securities) and/or an amount of cash that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-

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FUND SUMMARIES

deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Liberty High Yield Corporate ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00208729	FLHY PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN LIBERTY SENIOR LOAN ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
FLBL	Cboe BZX Exchange, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN LIBERTY SENIOR LOAN ETF
FUND SUMMARIES

FLBL	Franklin Liberty Senior Loan ETF

Investment Goal

High level of current income. A secondary goal is preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.45%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.45%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate

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higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.87% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans. Senior loans include loans referred to as leveraged loans, bank loans and/or floating rate loans. The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

The Fund’s senior loans typically hold the most senior position in the capitalization structure of a company and are generally secured by specific collateral. Such senior position means that, in case the company becomes insolvent, the lenders or security holders in a senior position like the Fund’s position will typically be paid before other unsecured or subordinated creditors of the company from the assets of the company.

The Fund typically invests in a corporate loan if the investment manager judges that the borrower can meet the scheduled payments on the obligation and the risk adjusted return meets the portfolio criteria. The investment manager performs its own independent credit analysis of each borrower/issuer and of the collateral structure securing the Fund’s investment.

The Fund may invest in “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans may have tranches that contain fewer or no restrictive covenants. The tranche of the covenant lite loan that has fewer restrictions typically does not include the legal clauses which allow an

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FUND SUMMARIES

investor to proactively enforce financial tests or prevent or restrict undesired actions taken by the company or sponsor. Covenant lite loans also generally give the borrower/issuer more flexibility if they have met certain loan terms and provide fewer investor protections if certain criteria are breached. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans with the usual covenants.

The Fund currently limits its investments in debt obligations of non-U.S. entities to no more than 25% of its total assets. The Fund currently invests predominantly in debt obligations that are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars.

The Fund currently does not intend to invest more than 25% of its net assets in the obligations of borrowers in any single industry, except that, under normal market conditions, the Fund invests more than 25% of its net assets in debt obligations of companies operating in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. These firms, or “agent banks,” may serve as administrators of corporate loans issued by other companies. For purposes of this restriction, the Fund currently considers such companies to include the borrower, the agent bank and any intermediate participant. The Fund may invest up to 100% of its net assets in loans where firms in such industry group are borrowers, agent banks or intermediate participants.

The Fund may invest in structured fixed income securities, including collateralized loan obligations (CLOs). The Fund considers the CLOs that it holds "loans" for purposes of its 80% policy. The Fund may also invest a portion of its assets in cash or cash equivalents.

To pursue its investment goals, the Fund may enter into certain derivative transactions, principally high yield credit default index swaps. The Fund may use credit default index swaps to obtain net long or net short exposures to selected credit risks or durations, for the purposes of enhancing Fund returns, increasing liquidity and/or gaining exposure to particular instruments in more efficient or less expensive ways, and to hedge risks related to changes in credit risks and other market factors. Derivatives that provide exposure to senior loans may be used to satisfy the Fund’s 80% policy.

In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in certain other types of debt obligations and equity or debt securities, including, but not limited to, other secured, second lien, subordinated or unsecured corporate loans and corporate debt securities, fixed rate obligations of U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities and equity securities (including convertible securities, warrants and rights) to the extent that

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they are acquired in connection with or incidental to the Fund's other investment activities.

The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goals. Unlike many ETFs, the Fund is not an index-based ETF.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Floating Rate Corporate Investments   Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Liquidity   From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

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Impairment of Collateral The value of collateral securing a loan or other corporate debt security may decline after the Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund, or the collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

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FUND SUMMARIES

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Variable Rate Securities   Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Collateralized Loan Obligations (CLOs)   The risks of an investment in a CLO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CLO in which the Fund invests. CLOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and loans (e.g., interest rate risk, credit risk and default risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment.

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FUND SUMMARIES

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Concentration   Because of the Fund’s focus on a given industry or group of industries, the losses the Fund may experience are greater upon any single economic, business, political, regulatory, or other occurrence affecting such industry or group of industries. As a result, there may be more fluctuation in the price of the Fund’s shares.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

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FUND SUMMARIES

Cash/Cash Equivalents   To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large

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FUND SUMMARIES

percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020,Q2	4.15%
Worst Quarter:	2020,Q1	-7.60%

As of June 30, 2021, the Fund’s year-to-date return was 2.42%.

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FUND SUMMARIES

Average Annual Total Returns

For periods ended December 31, 2020

	1 Year	Since Inception
Franklin Liberty Senior Loan ETF
Return before taxes	2.30%	3.37%	[1]
Return after taxes on distributions	0.93%	1.84%	[1]
Return after taxes on distributions and sale of Fund shares	1.33%	1.92%	[1]
S&P/LSTA U.S. Leveraged Loan 100 Index (index reflects no deduction for fees, expenses or taxes)	2.84%	4.15%	[1]

1.	Since inception May 30, 2018.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Reema Agarwal, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2019.

Justin Ma, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2018).

Margaret Chiu, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

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FRANKLIN LIBERTY SENIOR LOAN ETF
FUND SUMMARIES

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Liberty Senior Loan ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00208731	FLBL PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN LIBERTY U.S. CORE BOND ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
FLCB	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN LIBERTY U.S. CORE BOND ETF
FUND SUMMARIES

FLCB	Franklin Liberty U.S. Core Bond ETF

Investment Goal

Total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.15%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.15%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate

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FRANKLIN LIBERTY U.S. CORE BOND ETF
FUND SUMMARIES

higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90.99% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of U.S. issuers, including government, corporate debt, mortgage-backed and asset-backed securities. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures. “U.S. issuers” include entities:

• whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market in the U.S.;

• that derive 50% or more of their total revenue from either goods or services produced or sales made in the U.S.;

• that have 50% or more of their assets in the U.S.; or

• that are organized under the laws of, or with principal offices in, the U.S.

“Bonds of U.S. issuers” also include: (i) securities included in the Bloomberg Barclays U.S. Aggregate Bond Index; and (ii) bonds denominated in U.S. dollars issued by foreign banks and corporations, and registered with the SEC for sale in the U.S., such as Yankee bonds. The Fund invests predominantly in investment grade debt securities and, under normal market conditions, is generally expected to have sector, credit and duration exposures comparable to the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s benchmark index. However, the investment manager makes investment decisions based upon its own fundamental analysis, which affects the Fund’s sector, credit and duration exposures so that they may vary from the benchmark index. Investment grade debt securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as S&P® Global Ratings (S&P®) (rated BBB- or better) or Moody’s Investors Service (Moody’s) (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager.

An asset-backed security is a security backed by loans, leases, and other receivables. A mortgage-backed security is an interest in a pool of mortgage loans made by and packaged or “pooled” together by banks, mortgage lenders, various governmental agencies and other financial institutions for sale to investors to finance purchases of homes, commercial buildings and other real estate. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage

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FRANKLIN LIBERTY U.S. CORE BOND ETF
FUND SUMMARIES

Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). Securities issued by different government agencies or instrumentalities have different levels of credit support. The Fund also invests in other types of mortgage securities that may be issued or guaranteed by private issuers including commercial mortgage-backed securities (CMBS).

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

For purposes of pursuing its investment goal, the Fund may enter into various interest rate and credit-related derivatives, principally U.S. Treasury futures, interest rate swaps and credit default swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates, durations or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s 80% policy.

In choosing investments for the Fund, the investment manager selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted

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FUND SUMMARIES

below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Mortgage-backed securities that are not issued by U.S. government agencies may have a greater risk of default because neither the U.S. government nor an agency or instrumentality have guaranteed or provided credit support to them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also, guarantees of principal and interest payments do not apply to market prices, yields or the Fund’s share price. While the U.S. government has, in the past, provided financial support to Fannie Mae and Freddie Mac, the U.S. government is not obligated by law to do so and no assurance can be given that the U.S. government will do so in the future.

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FRANKLIN LIBERTY U.S. CORE BOND ETF
FUND SUMMARIES

Mortgage Securities and Asset-Backed Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

When-Issued and Delayed Delivery Transactions   Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

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FUND SUMMARIES

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Quantitative Models   The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

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FRANKLIN LIBERTY U.S. CORE BOND ETF
FUND SUMMARIES

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows the Fund’s performance for the most recent calendar year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FRANKLIN LIBERTY U.S. CORE BOND ETF
FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q2	3.53%
Worst Quarter:	2020, Q3	0.86%

As of June 30, 2021, the Fund’s year-to-date return was -1.52%.

Average Annual Total Returns

For periods ended December 31, 2020

	1 Year	Since Inception
Franklin Liberty U.S. Core Bond ETF
Return before taxes	7.66%	6.76%	[1]
Return after taxes on distributions	6.26%	5.45%	[1]
Return after taxes on distributions and sale of Fund shares	4.53%	4.61%	[1]
Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	7.51%	3.82%	[1]

1.	Since inception September 17, 2019.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisers, Inc. (Advisers)

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FRANKLIN LIBERTY U.S. CORE BOND ETF
FUND SUMMARIES

Portfolio Managers

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2019).

Patrick Klein, Ph.D.

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2019).

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2019).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account. Investment company dividends paid to you from interest earned on certain U.S government securities may be exempt from state and local taxation, subject in some states to minimum investment or reporting requirements that must be met by the Fund.

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FUND SUMMARIES

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Liberty U.S. Core Bond ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00235125	FLCB PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN LIBERTY U.S. TREASURY BOND ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
FLGV	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN LIBERTY U.S. TREASURY BOND ETF
FUND SUMMARIES

FLGV	Franklin Liberty U.S. Treasury Bond ETF

Investment Goal

Income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.09%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.09%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

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FUND SUMMARIES

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund’s first fiscal period, from June 9, 2020 (commencement of operations) through March 31, 2021, the Fund's portfolio turnover rate was 102.09% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including Treasury bonds, bills and notes, and investments that provide exposure to direct obligations of the U.S. Treasury. The Fund may invest in U.S. Treasury securities of any maturity and intends to primarily focus on U.S. Treasury securities with a remaining maturity of between 1-30 years.

The Fund may also invest in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including government sponsored entities and mortgage-backed securities.

A mortgage-backed security is an interest in a pool of mortgage loans made and packaged or “pooled” together by banks, mortgage lenders, various governmental agencies and other financial institutions for sale to investors to finance purchases of homes, commercial buildings and other real estate. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). The mortgage securities the Fund invests in may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS).

The Fund may also purchase or sell mortgage securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

To pursue its investment goal, the Fund may enter into certain interest rate-related derivative transactions, principally interest rate/bond futures contracts and interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates or durations. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain

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FUND SUMMARIES

instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. Derivatives that provide exposure to U.S. Treasuries may be used to satisfy the Fund’s 80% policy.

The investment manager generally buys, and holds, high quality fixed income securities. Using this straightforward approach, the investment manager seeks to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. Treasury securities. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many

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industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Credit   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Mortgage-backed securities that are not issued by U.S. government agencies may have a greater risk of default because neither the U.S. government nor an agency or instrumentality have guaranteed or provided credit support to them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also, guarantees of principal and interest payments do not apply to market prices, yields or the Fund’s share price. While the U.S. government has, in the past, provided financial support to Fannie Mae and Freddie Mac, the U.S. government is not obligated by law to do so and no assurance can be given that the U.S. government will do so in the future.

Mortgage Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

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Extension   Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

When-Issued and Delayed Delivery Transactions   Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Quantitative Models   The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the

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investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

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FUND SUMMARIES

Performance

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Sub-Advisor

Franklin Templeton Institutional, LLC (FT Institutional). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

Portfolio Managers

Warren Keyser

Portfolio Manager of FT Institutional and portfolio manager of the Fund since inception (2020).

Patrick Klein, Ph.D.

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at

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https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account. Investment company dividends paid to you from interest earned on certain U.S government securities may be exempt from state and local taxation, subject in some states to minimum investment or reporting requirements that must be met by the Fund.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Liberty U.S. Treasury Bond ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00245832	FLGV PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
FLUD	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN LIBERTY ULTRA SHORT BOND ETF
FUND SUMMARIES

FLUD	Franklin Liberty Ultra Short Bond ETF

Investment Goal

A high level of current income as is consistent with prudent investing, while seeking preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.15%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.15%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund’s first fiscal period, from July 14, 2020 (commencement of operations) through March 31, 2021, the Fund's portfolio turnover rate was 10.49% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds. Bonds include, but are not limited to, a variety of fixed and variable rate debt obligations, including government and corporate debt securities; money market instruments; mortgage- and asset-backed securities; and municipal securities.

The Fund targets an estimated average portfolio duration of one (1) year or less. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors. For purposes of calculating the Fund's portfolio duration, the Fund includes the effect of derivative investments.

The Fund invests predominantly in U.S. dollar denominated, investment grade debt securities and investments. Investment grade debt securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as S&P® Global Ratings (S&P®) (rated BBB- or better) or Moody’s Investors Service (Moody’s) (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

The Fund generally expects to invest a substantial portion of its assets in cash, cash equivalents and high quality money market securities, including commercial paper, certificates of deposit, repurchase agreements and affiliated or unaffiliated money market funds.

The Fund may invest in securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the

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U.S. Treasury. A mortgage-backed security is an interest in a pool of mortgage loans made and packaged or “pooled” together by banks, mortgage lenders, various governmental agencies and other financial institutions for sale to investors to finance purchases of homes, commercial buildings and other real estate. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also invests in other types of mortgage securities that may be issued or guaranteed by private issuers including commercial mortgage-backed securities (CMBS). The mortgage securities the Fund invests in may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS).

The Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells (or buys) mortgage securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities on a future date. The Fund may also purchase or sell mortgage securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

The Fund may invest in asset-backed securities. An asset-backed security is a security backed by loans, leases, and other receivables. The Fund may invest in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”).

The Fund may invest in U.S. dollar denominated foreign securities, including emerging market securities.

For purposes of pursuing its investment goal, the Fund may enter into certain interest rate-related derivatives, principally interest rate/bond futures contracts and interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates or durations. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s 80% policy.

Although the Fund may invest across economic sectors, the Fund concentrates its investments in financials related industries.

In choosing investments for the Fund, the investment manager selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down”

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analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The investment manger may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Mortgage-

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backed securities that are not issued by U.S. government agencies may have a greater risk of default because neither the U.S. government nor an agency or instrumentality have guaranteed or provided credit support to them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also, guarantees of principal and interest payments do not apply to market prices, yields or the Fund’s share price. While the U.S. government has, in the past, provided financial support to Fannie Mae and Freddie Mac, the U.S. government is not obligated by law to do so and no assurance can be given that the U.S. government will do so in the future.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Mortgage Securities and Asset-Backed Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Variable Rate Securities   Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset

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downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Collateralized Debt Obligations (CDOs)   The risks of an investment in a CDO, a type of asset backed security, and which includes CLOs, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO's collateral manager. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment.

Inflation-Indexed Securities   Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Mortgage Dollar Rolls   In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future repurchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the portfolio turnover rate for the Fund.

Concentration   By focusing its investments in financials related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability is especially

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sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Extension   Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

When-Issued and Delayed Delivery Transactions   Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political,

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FUND SUMMARIES

economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to the economic risks affecting that specific geographic region.

Sovereign Debt Securities   Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF
FUND SUMMARIES

until June 2023 in order to assist with the transition. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Quantitative Models   The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize

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FUND SUMMARIES

gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

Shawn Lyons, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF
FUND SUMMARIES

Thomas Runkel, CFA

Vice President of Advisers and portfolio manager of the Fund since inception (2020).

Kent Burns, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

Johnson Ng, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

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Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Liberty Ultra Short Bond ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00242155	FLUD PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
FLIA	Cboe BZX Exchange, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF
FUND SUMMARIES

FLIA	Franklin Liberty International Aggregate Bond ETF

Investment Goal

Total investment return, consistent with prudent investing, consisting of a combination of interest income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.25%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.25%

1. Management fees and expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

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FUND SUMMARIES

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in fixed and floating-rate bonds issued by governments, government agencies and governmental-related or corporate issuers located outside the U.S. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (excluding the U.S.). The Fund may invest without limit in developing or emerging markets.

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Although the Fund may buy bonds rated in any category, including securities in default, it focuses on “investment grade” bonds. These are issues rated in the top four rating categories at the time of purchase by at least one independent rating agency, such as S&P Global Ratings (S&P®) or Moody’s Investors Service (Moody’s) or, if unrated, determined by the Fund’s investment manager to be of comparable quality. The Fund may invest up to 20% of its total assets in bonds that are rated below investment grade or, if unrated, determined by the investment manager to be of comparable quality. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

For purposes of pursuing its investment goal, the investment manager seeks to hedge substantially all of the Fund’s foreign currency exposure using currency

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related derivatives, including currency and cross currency forwards and currency futures contracts. The Fund expects to maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which exposes a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures contracts and interest rate swap agreements. These derivative instruments may be used for hedging purposes. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s 80% policy.

When choosing investments for the Fund, the investment manager allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may utilize quantitative models to identify investment opportunities as part of the portfolio construction process for the Fund. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.

The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be

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subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

While the Fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the currencies. The return of the currency related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. In addition, the Fund will incur transaction costs in hedging its foreign currency exposure. The Fund’s exposure to the currencies may not be hedged at all times. While the Fund seeks to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. Increased volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the Fund’s currency hedging strategy, measured on an aggregate basis. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy.

Sovereign Debt Securities   Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the

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FUND SUMMARIES

International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional   Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the economic risks affecting that specific geographic region or country. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Current uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) may increase market volatility.

Developing Market Countries The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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FUND SUMMARIES

Liquidity   From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

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FUND SUMMARIES

Floating Rate Corporate Investments   Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Credit-Linked Securities   Credit-linked securities, which may be considered to be a type of structured debt investment, represent an interest in a pool of, or are otherwise collateralized by, one or more reference securities such as corporate debt obligations or credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Extension   Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

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FUND SUMMARIES

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Quantitative Models   The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

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FUND SUMMARIES

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. On March 1, 2020, the Fund changed its investment strategies to seek to hedge substantially all of the Fund's foreign currency exposure and the performance for periods prior to that date is attributable to the Fund's performance before the strategy change. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF
FUND SUMMARIES

Annual Total Returns

Best Quarter:	2019, Q2	4.73%
Worst Quarter:	2020, Q1	-1.34%

As of June 30, 2021, the Fund’s year-to-date return was -1.61%.

Average Annual Total Returns

For periods ended December 31, 2020

	1 Year	Since Inception
Franklin Liberty International Aggregate Bond ETF
Return before taxes	1.31%	2.60%	[1]
Return after taxes on distributions	1.13%	1.92%	[1]
Return after taxes on distributions and sale of Fund shares	0.78%	1.73%	[1]
Bloomberg Barclays Global Aggregate ex-USD Index Hedged USD (index reflects no deduction for fees, expenses or taxes)	3.94%	5.33%	[1]

1.	Since inception May 30, 2018.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Templeton Investment Management Limited (FTIML)

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FUND SUMMARIES

Sub-Advisor

Franklin Advisers, Inc. (Advisers). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

Portfolio Managers

John Beck

Portfolio Manager of FTIML and portfolio manager of the Fund since inception (2018).

Sonal Desai, Ph.D.

Executive Vice President and Director of Advisers and portfolio manager of the Fund since 2019.

David Zahn, CFA

Portfolio Manager of FTIML and portfolio manager of the Fund since 2019.

Patrick Klein, Ph.D.

Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

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FUND SUMMARIES

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Liberty International Aggregate Bond ETF

Investment Company Act file #811-23124 © 2021 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00208730	FLIA PSUM 10/21

SUMMARY PROSPECTUS

FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Franklin Templeton ETF Trust
August 1, 2021 as amended October 1, 2021

Ticker:	Exchange:
FLSP	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com. You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@ franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2021, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF
FUND SUMMARIES

FLSP	Franklin Liberty Systematic Style Premia ETF

Investment Goal

Absolute return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.65%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses[1]	0.65%

1. Expenses for the Fund have been restated to reflect the Fund’s unified management fee and current expenses effective October 1, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate

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FUND SUMMARIES

higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 171.16% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment goal by allocating its assets across two underlying “alternative” investment strategies, which represent top-down and bottom-up approaches to capturing factor-based risk premia. A “risk premium” is the economic concept that an investor should receive a premium (that is, a higher expected return) for bearing risk. In other words, risk premium refers to the return that is expected for assuming a particular market risk. The strategies consist of a top-down risk premia strategy and a bottom-up long/short equity strategy, each of which is described below.

Top-down risk premia strategy. The top-down risk premia strategy focuses on value, momentum and carry factors in taking both long and short positions across equity, fixed income, commodity and currency asset classes. The exposure to the commodity and currency asset classes is obtained indirectly through the use of derivatives, while the exposure to the equity and fixed income asset classes is primarily obtained indirectly through the use of derivatives. Under normal market conditions, the top-down risk premia strategy invests primarily in equity, interest rate/bond and commodity index futures; equity and commodity-linked total return swaps; and currency forwards.

Value – Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The investment manager seeks to buy assets that are “cheap” and sell or short those that are “expensive.” For purposes of the top-down risk premia strategy, examples of value measures include using price to earnings, price to forward earnings, price to book value and dividend yield.

Momentum – Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The investment manager seeks to buy assets that recently outperformed their peers and sell or short those that recently underperformed. For purposes of the top-down risk premia strategy, examples of momentum measures include simple price momentum (measured over the prior twelve months with the most recent month removed) for selecting stocks and price- and yield-based momentum for selecting bonds.

Carry – An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies favor investments with higher yields over

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FUND SUMMARIES

those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The investment manager seeks to take long positions in high-yielding assets and sell or take short positions in low-yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.

Bottom-up long/short equity strategy. The bottom-up long/short equity strategy focuses on quality, value and momentum factors in determining whether to hold long or short positions in individual equity securities. Under normal market conditions, the bottom-up long/short equity strategy invests primarily in equity securities and equity total return swaps, with equity total return swaps being used to obtain short exposures. Long/short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a short position in an exchange-traded fund (ETF)). Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price.

Quality – Quality strategies favor investments that exhibit relatively higher quality characteristics. Examples of quality measures include return on equity, earnings variability, cash return on assets and leverage.

Value – For the bottom-up long/short equity strategy, the value factor is used to identify cheapness by using earnings, book value, sales and cash flow ratios relative to market capitalization, and enterprise value compared against a peer group. For purposes of the bottom-up long/short equity strategy, examples of value measures include earnings yield; earnings before interest, tax, depreciation and amortization (EBITDA) to enterprise value; and dividend yield.

Momentum – For the bottom-up long/short equity strategy, the momentum factor is used to identify investment trends by looking at historical price movements that are believed to persist and forward-looking information from analyst estimates. For purposes of the bottom-up long/short equity strategy, examples of momentum measures include 12-month return with the most recent month removed (simple price momentum) and analyst earnings-per-share forecasts for growth acceleration.

Under normal market conditions, the investment manager seeks to allocate assets between the two factor-based risk premia alternative investment strategies described above according to each strategy’s estimated risk, as measured by historical returns based risk models. The allocation to each strategy is driven by the estimated risk contribution of each individual strategy to the Fund's overall investment strategy, which the investment manager seeks to keep within certain pre-determined bounds.

Through the two strategies, the investment manager invests the Fund’s assets based on a systematic investment process for securities selection and asset

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allocation by utilizing quantitative models. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities. By employing these two approaches, the investment manager seeks to provide positive absolute return over time while maintaining a relatively low correlation with traditional markets. The exposure to individual factors may vary based on the market opportunity of the individual factors.

Through the two strategies, the Fund may invest in or obtain exposure to: (i) equity securities (which may include common stocks and preferred stocks), (ii) debt securities (which may include bonds, notes, debentures, banker’s acceptances and commercial paper), (iii) commodity-linked derivative instruments and (iv) currency-related derivative instruments. The Fund may invest in or obtain exposure to securities of U.S. and foreign companies of any capitalization size, including those located in emerging markets. The debt securities may include securities of the U.S. government, its agencies and instrumentalities and sovereign, quasi-sovereign and corporate bonds. In addition, the debt securities in which the Fund may invest or obtain exposure to may be of any maturity or duration. The Fund also may, from time to time, hold significant amounts of cash or cash equivalents due to its investments in derivative instruments. The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund may use derivatives for both hedging and non-hedging (investment) purposes. The Fund’s derivative investments may include, among other instruments: (i) futures contracts, including futures on equity, interest rate/bond and commodity indices; (ii) swaps, including equity and commodity-linked total return swaps; and (iii) currency forward contracts. These derivatives may be used to enhance Fund returns, increase liquidity, gain long or short exposure to certain instruments, markets or factors in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions are expected to represent a material component of the Fund’s investment returns. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund will hold its commodity-linked derivative instruments indirectly through a wholly-owned subsidiary established in the Cayman Islands (Subsidiary).

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the

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FUND SUMMARIES

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Management and Asset Allocation   The Fund is actively managed and could experience losses if the investment manager’s judgment about markets, future volatility, interest rates, industries, sectors and regions or the attractiveness, relative values, liquidity, effectiveness or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. The investment manager’s allocation of Fund assets among different strategies, asset classes and investments may not prove beneficial in light of subsequent market events. There can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results.

The Fund’s ability to achieve its investment goal depends largely upon the investment manager’s successful evaluation of the risks, potential returns and correlation properties with respect to the various risk premia in which the Fund invests. There can be no assurance that the factor-based risk premia investment strategies utilized by the investment manager will enhance performance, reduce volatility or reduce potential loss. Exposure to such factors may detract from performance in some market environments, perhaps for extended periods. There is also the risk that the Fund’s investments will correlate with the performance of the broader securities markets to a greater degree than anticipated, particularly during volatile market conditions. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. Significant short-term price movements could adversely impact the performance of the Fund and cause substantial losses.

Use of Leverage   Subject to applicable regulatory requirements, the investment manager generally may use leverage as part of its investment strategies. This will result in the Fund’s market exposure being higher than its NAV. The Fund will generally gain leverage through derivative instruments that have embedded leverage. For example, the low margin deposits normally required in futures trading permit a high degree of leverage. Accordingly, a relatively small price movement in an underlying reference asset to a derivatives instrument may result in immediate and substantial loss or gain to the Fund.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a commodity, currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in

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an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the commodity, currency, security, interest rate or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Liquidity   From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to

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sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Quantitative Models   The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social

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FUND SUMMARIES

frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Commodities   The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps and commodity index futures, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, recent growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not

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as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Short Positions   The Fund will incur a loss as a result of a short position if the price of the asset sold short increases in value. Because the Fund’s loss on a short position arises from increases in the value of the asset sold short, such loss, like the price of the asset sold short, is theoretically unlimited. Short positions are speculative transactions and involve special risks, including greater reliance on the investment manager’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Small and Mid Capitalization Companies   Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Portfolio Turnover   The investment manager will sell a security or enter or close out of a derivative position when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund's turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities. High turnover will increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed

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foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows the Fund’s performance for

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the most recent calendar year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q3	-1.19%
Worst Quarter:	2020, Q1	-6.76%

As of June 30, 2021, the Fund’s year-to-date return was 3.26%.

Average Annual Total Returns

For periods ended December 31, 2020

	1 Year	Since Inception
Franklin Liberty Systematic Style Premia ETF
Return before taxes	-14.79%	-14.83%	[1]
Return after taxes on distributions	-17.33%	-17.30%	[1]
Return after taxes on distributions and sale of Fund shares	-8.68%	-12.28%	[1]
ICE BofA U.S. 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	0.67%	0.71%	[1]

1.	Since inception December 18, 2019.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Chandra Seethamraju, Ph.D

Portfolio Manager of Advisers and lead portfolio manager of the Fund since inception (2019).

Sundaram Chettiappan, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2019).

Vaneet Chadha, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2019).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 100,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

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FUND SUMMARIES

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Liberty Systematic Style Premia ETF

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